Condensed Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	8,000,000	8,000,000	8,000,000
Common stock, outstanding	8,000,000	8,000,000	8,000,000